Agreements and Transactions with Affiliates	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Agreements and Transactions with Affiliates
Agreements and Transactions with Affiliates
DCP Midstream, LLC
Services Agreement and Other General and Administrative Charges
Pursuant to the Contribution Agreement, on January 1, 2017, the Partnership entered into the Services and Employee Secondment Agreement (the “Services Agreement”) with DCP Services, LLC, an affiliate of DCP Midstream, LLC, which replaced the services agreement between the Partnership and DCP Midstream, LLC, dated February 14, 2013, as amended. Under the Services Agreement, we are required to reimburse DCP Midstream, LLC for costs, expenses, and expenditures incurred or payments made on our behalf for general and administrative functions including, but not limited to, legal, accounting, compliance, treasury, insurance administration and claims processing, risk management, health, safety and environmental, information technology, human resources, benefit plan maintenance and administration, credit, payroll, internal audit, taxes and engineering, as well as salaries and benefits of seconded employees, insurance coverage and claims, capital expenditures, maintenance and repair costs and taxes. There is no limit on the reimbursements we make to DCP Midstream, LLC under the Services Agreement for costs, expenses and expenditures incurred or payments made on our behalf. For the years ended December 31, 2016, 2015 and 2014, the consolidated statements of operations include employee related costs that were charged by DCP Midstream, LLC of $206 million, $224 million and $225 million, respectively within operating and maintenance expense, and $197 million, $194 million and $184 million, respectively within general and administrative expense and restructuring costs.

Phillips 66 and its Affiliates

We sell a portion of our residue gas and NGLs to Phillips 66 and Chevron Phillips Chemical LLC, or CPChem. In addition, we purchase NGLs from CPChem. CPChem is owned 50% by Phillips 66, and is considered a related party. Approximately 27% of our NGL production was committed to Phillips 66 and CPChem as of December 31, 2016, the primary production commitment of which began a ratable wind down period in December 2014 and expires in January 2019. We anticipate continuing to purchase and sell commodities with Phillips 66 and its affiliates in the ordinary course of business.

Enbridge and its Affiliates including Spectra Energy Corp

We purchase NGLs from Enbridge and its affiliates. We anticipate continuing to purchase commodities and provide services to Enbridge and its affiliates in the ordinary course of business.

Unconsolidated Affiliates

We, along with other third party shippers, have entered into 15-year transportation agreements, with Sand Hills Pipeline, LLC, or Sand Hills, Southern Hills Pipeline, LLC, or Southern Hills, Front Range Pipeline LLC, or Front Range, and Texas Express Pipeline LLC, or Texas Express. Under the terms of these 15-year agreements, which commenced at each of the pipelines’ respective in-service dates and expire between 2028 and 2029, we have committed to transport minimum throughput volumes at rates defined in each of the pipelines’ respective tariffs.

Under the terms of their respective operating agreements, Sand Hills and Southern Hills are required to reimburse us for any direct costs or expenses (other than general and administration services) which we incur on behalf of Sand Hills and Southern Hills. Additionally, Sand Hills and Southern Hills each pay us an annual service fee of $5 million, for centralized corporate functions provided by us as operator of Sand Hills and Southern Hills, including legal, accounting, cash management, insurance administration and claims processing, risk management, health, safety and environmental, information technology, human resources, credit, payroll, taxes and engineering. Except with respect to the annual service fee, there is no limit on the reimbursements Sand Hills and Southern Hills make to us under the respective operating agreements for other expenses and expenditures which we incur on behalf of Sand Hills or Southern Hills.

We also sell a portion of our residue gas and NGLs to, purchase natural gas and other NGL products from, and provide gathering and transportation services to other unconsolidated affiliates. We anticipate continuing to purchase and sell commodities and provide services to unconsolidated affiliates in the ordinary course of business.

Summary of Transactions with Affiliates
The following table summarizes our transactions with affiliates:

	Year Ended December 31,
	2016	2015	2014
	(Millions)
Phillips 66 (including its affiliates):
Sales of natural gas, NGLs and condensate to affiliates	$909	$695	$1,960
Purchases of natural gas and NGLs from affiliates	$18	$—	$11
Operating and maintenance and general administrative expenses	$2	$4	$3
Enbridge (including Spectra Energy Corp.):
Transportation, storage and processing to affiliates	$—	$—	$14
Purchases of natural gas and NGLs from affiliates	$33	$50	$88
Operating and maintenance and general administrative expenses	$4	$6	$10
Unconsolidated affiliates:
Sales of natural gas, NGLs and condensate to affiliates	$43	$70	$70
Transportation, storage and processing	$5	$3	$12
Purchases of natural gas and NGLs from affiliates	$432	$368	$366

 We had balances with affiliates as follows:

	December 31,
	2016	2015
	(Millions)
Phillips 66 (including its affiliates):
Accounts receivable	$115	$54
Accounts payable	$4	$3
Other assets	$2	$1
Enbridge (including Spectra Energy Corp.):
Accounts receivable	$1	$—
Accounts payable	$3	$4
Other assets	$1	$1
Other liabilities	$1	$—
Unconsolidated affiliates:
Accounts receivable	$18	$21
Accounts payable	$41	$33
Other assets	$5	$31